FINANCE LEASES	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
FINANCE LEASES	IMPAIRMENT OF RIGHT OF USE ASSETSNo impairment losses were recorded during the first six months of 2021. During the first six months of 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL Corporation Ltd. ("SFL") and $24.2 million related to four vessels on operating leases. FINANCE LEASESAs of June 30, 2021, we held seven SFL vessels under finance lease (December 31, 2020: seven vessels).
In addition, and with reference to Note 15, "Operating Leases", seven of the eight Capesize charters with SFL were classified finance leases as of June 30, 2021. The daily time charter rate for vessels classified as finance lease was $19,135 in 2021, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $16,435 until June 30, 2025. Subsequently, the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $19,045 for finance leases in 2021 and there was $1.2 million profit share in the first six months of 2021 for all eight SFL vessels (no profit share in the first six months of 2020). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense for the eight SFL leases was recorded in the six months ended June 30, 2021 as a decrease in charter hire expense of $0.1 million and in the six months ended June 30, 2020 as an increase in charter hire expense of $0.9 million. The profit share mechanism has not been adjusted with the increased rate.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2020	113,480
Additions	—
Impairment	—
Depreciation	(7,411)
Balance at June 30, 2021	106,069

In the first six months of 2021, we recorded no impairments of right of use assets for vessels under finance leases.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2021	151,205
Additions	—
Repayments	(16,192)
Interest expense on obligations under finance lease	4,524
Balance as of June 30, 2021	139,537
Current portion	24,197
Non-current portion	115,340

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 7.1 years as of June 30, 2021.The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 7.6 years as of December 31, 2020.

The outstanding obligations under finance leases at June 30, 2021 are payable as follows:

(in thousands of $)
2021 (remaining six months)	14,832
2022	29,061
2023	24,484
2024	24,553
2025	22,551
Thereafter	53,553
Minimum lease payments	169,034
Less: imputed interest	(29,497)
Present value of obligations under finance leases	139,537
With regard to the SFL eight Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Our lease obligation is secured by the lessor's title to the leased asset.